Warrant Liabilities	12 Months Ended
Dec. 31, 2024
Warrant Liabilities [Abstract]
Warrant Liabilities

10. Warrant Liabilities

Certain of the warrants related to the convertible debentures described in Note 8, Convertible Debentures, qualify for liability classification under ASC 480, “Distinguishing Liabilities from Equity”. The fair value of the warrant liabilities was measured upon issuance and is re-measured at the end of every reporting period, with the change in fair value reported in the consolidated statement of operations as a gain or loss on change in fair value of warrant liabilities.

During the year ended December 31, 2024, in connection with the related notes being paid off in full, the Second Warrants were canceled and extinguished, resulting in a gain on extinguishment of warrant liabilities of $921,422 on the consolidated statement of operations for the years ended December 31, 2024.

The table below sets forth a summary of changes in the fair value of the Company’s Level 3 warrant liabilities for the years ended December 31, 2024 and 2023:

Warrant
Liability
Balance at December 31, 2022	$-
Issuance of warrants	901,080
Change in fair value of warrant liabilities	(67,465)
Balance at December 31, 2023	833,615
Issuance of warrants	434,720
Change in fair value of warrant liabilities	(266,393)
Return of warrants	(921,422)
Balance at December 31, 2024	$80,520

The Company uses Level 3 inputs for its valuation methodology for the warrant liabilities as their fair values were determined by using either the Black-Scholes model based on various assumptions or the price of the Company’s common stock.

Significant changes in any of these inputs in isolation would result in a significant change in the fair value measurement. As required, these are classified based on the lowest level of input that is significant to the fair value measurement. The following table shows the assumptions used in the calculations:

	Expected volatility	Risk-free interest rate	Expected dividend yield	Expected life (in years)
At December 31, 2024	183.65%	4.38%	0%	3.94
At December 31, 2023	221 – 222%	4.11 – 4.25%	0%	4.94 – 4.95